4. Financing Receivables (Details - Financing receivables) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivables
Commercial loans, gross	$ 8,691	$ 4,652
Less: Deferred loan fees	(438)	(571)
Less: Deposits	(134)	(36)
Less: Allowance for loan losses	(22)	0
Commercial loans, net	$ 8,097	$ 4,045	$ 3,604